Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
15. Employee Benefit Plans
The Group’s PRC subsidiaries and VIEs are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed $6,168,803, $10,327,532 and $18,269,190 for the years ended December 31, 2008, 2009 and 2010, respectively, for such benefits.